UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22763

CPG Carlyle Fund, LLC
(Exact name of registrant as specified in charter)

805 Third Avenue
New York, New York 10022
(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman
c/o Central Park Advisers, LLC
805 Third Avenue
New York, New York 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Carlyle Fund, LLC
Schedule of Investments (Unaudited)
December 31, 2015

CPG Carlyle Fund, LLC (a)

Investment in CPG Carlyle Master Fund, LLC, at value - 100.13% (b)	$769,344,571
Liabilities in excess of other assets - (0.13%)	(965,633)
Net Assets - 100.00%	$768,378,938

(a)	Invests the majority of its assets in CPG Carlyle Master Fund, LLC.
(b)	Categorized as Level 3 investment.

The Schedule of Investments of CPG Carlyle Master Fund, LLC is included below.

CPG Carlyle Master Fund, LLC
Schedule of Investments (Unaudited)
December 31, 2015

	Geographic
	Region	Cost	Fair Value
Investment Funds - 74.39%
Co-Investments - 5.65%
Carlyle ECI Coinvestment, L.P. [a]	North America	$3,015,557	$3,254,320
Carlyle Havasu Coinvestment, L.P. [a]	North America	7,508,674	7,500,000
Carlyle Interlink Coinvestment, L.P. [a]	North America	3,018,382	2,663,527
Carlyle RDSL Coinvestment, L.P. [a]	North America	13,527,438	13,013,698
Carlyle Sapphire Partners, L.P. [a]	North America	9,180,000	9,000,000
CSP III Canaveral Co-investment (Cayman), L.P. [a]	North America	4,128,441	4,000,000
CSP III Magellan Co-investment (Cayman), L.P. [a]	North America	4,082,566	4,007,694
Total Co-Investments		44,461,058	43,439,239

Primary Investments - 9.59%
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	30,668,706	26,344,267
Carlyle Europe Technology Partners III, L.P. [a]	Europe	6,719,841	6,723,164
Carlyle Global Financial Services Partners II, L.P. [a]	Global	17,823,433	16,751,441
Carlyle International Energy Partners, L.P. [a]	Global	6,655,608	6,366,117
Carlyle Partners VI, L.P. [a]	North America	9,237,274	8,952,404
Carlyle Strategic Partners III, L.P. [a]	North America	8,972,480	8,652,181
Total Primary Investments		80,077,342	73,789,574

Secondary Investments - 59.15%
Brazil Buyout Coinvestment, L.P. [a]	South America	198,319	109,303
Carlyle Asia Growth Partners III, L.P. [a]	Asia/Pacific	2,922,313	2,112,235
Carlyle Asia Growth Partners III Coinvestment, L.P. [a]	Asia/Pacific	530,322	611,070
Carlyle Asia Growth Partners IV, L.P. [a]	Asia/Pacific	42,777,105	45,402,572
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a]	Asia/Pacific	2,422,495	2,633,573
Carlyle Asia Partners II, L.P. [a]	Asia/Pacific	9,964,581	10,329,022
Carlyle Asia Partners II Coinvestment, L.P. [a]	Asia/Pacific	5,225,973	4,049,146
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	10,201,806	13,024,767
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	1,220,774	2,017,531
Carlyle Asia Partners III Coinvestment AIV (Scot), L.P. [a]	Asia/Pacific	100,159	311,976
Carlyle Equity Opportunity Fund Coinvestment, L.P. [a]	North America	146,719	194,083
Carlyle Europe Partners II, L.P. [a]	Europe	3,377,059	2,831,299
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	1,469,538	902,455
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a]	Europe	176,654	100,391
Carlyle Europe Partners III, L.P. [a]	Europe	4,928,081	6,999,220
Carlyle Europe Partners III Investment Holdings, L.P. [a]	Europe	7,088,433	7,788,359
Carlyle Europe Technology Partners, L.P. [a]	Europe	-	444,274
Carlyle Europe Technology Partners Coinvestment, L.P. [a]	Europe	11,280	18,340
Carlyle Europe Technology Partners II Coinvestment, L.P. [a]	Europe	321,175	371,781
Carlyle Global Financial Services Partners, L.P. [a]	Global	44,134,938	66,469,015
Carlyle Global Financial Services Partners Coinvestment, L.P. [a]	Global	1,050,468	1,170,213
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a]	Global	33,752	249,176
Carlyle Infrastructure Partners, L.P. [a]	North America	38,091,719	41,694,664
Carlyle Japan Partners Coinvestment, L.P. [a]	Asia/Pacific	174,487	282,524
Carlyle Japan Partners II Coinvestment, L.P. [a]	Asia/Pacific	1,517,418	1,290,856
Carlyle Mezzanine Partners II, L.P. [a]	North America	11,658,638	12,177,052
Carlyle Partners IV, L.P. [a]	North America	-	4,397,214
Carlyle Partners IV Coinvestment, L.P. [a]	North America	988,343	455,998
Carlyle Partners IV Coinvestment (Cayman), L.P. [a]	North America	688,395	1,146,034
Carlyle Partners V, L.P. [a]	North America	114,852,695	117,247,607
Carlyle Partners V Coinvestment, L.P. [a]	North America	8,262,935	6,875,066
Carlyle Partners V Coinvestment (Cayman), L.P. [a]	North America	2,456,538	1,710,149
Carlyle Partners VI Coinvestment A, L.P. [a]	North America	60,082	102,417
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a]	North America	316,043	321,606
Carlyle/Riverstone Global Energy and Power Fund II [a]	North America	944,272	1,160,619
Carlyle/Riverstone Global Energy and Power Fund III [a]	North America	4,161,709	2,735,262
Carlyle Strategic Partners II, L.P. [a]	North America	16,235,051	14,890,288
Carlyle Strategic Partners II Coinvestment, L.P. [a]	North America	1,160,864	827,481
Carlyle Strategic Partners III Coinvestment, L.P. [a]	North America	504,114	544,389
Carlyle Venture Partners II Coinvestment, L.P. [a]	North America	245,815	462,895
Carlyle Venture Partners III Coinvestment, L.P. [a]	North America	656,449	819,286
JLL Partners Fund V, L.P. [a]	North America	23,390,811	23,923,624
MENA Coinvestment, L.P. [a]	North America	455,271	517,057
Mexico Coinvestment, L.P. [a]	North America	3,415	154,324
Newport Global Opportunities Fund, L.P. [a]	North America	31,934,619	37,630,186
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	764,837	681,850
Riverstone/Carlyle Global Energy and Power Fund IV [a]	North America	8,509,532	6,665,045
Riverstone Global Energy and Power Fund V [a]	North America	9,717,330	8,248,872
Total Secondary Investments		416,053,326	455,102,166
Total Investment Funds		$540,591,726	$572,330,979

CPG Carlyle Master Fund, LLC
Schedule of Investments (Unaudited) (Continued)
December 31, 2015

	Geographic
	Region	Cost	Fair Value
Direct Investments - 0..35%
Interlink Maritime Corp.	North America	$3,000,000	$2,700,000
Total Direct Investments		3,000,000	2,700,000
Total Investments		$543,591,726	$575,030,979

Money Market Funds - 31.89%
Fidelity Institutional Money Market Portfolio, Class I, 0.28% [b]		143,008,027	143,008,027
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.32% [b]		25,537,989	25,537,989
Goldman Sachs Financial Square Money Market Fund, Class I, 0.30% [b]		25,537,465	25,537,465
Morgan Stanley Institutional Liquidity Fund, Class I, 0.17% [b]		156,387	156,387
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 0.32% [b]		25,542,051	25,542,051
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 0.31% [b]		25,539,406	25,539,406
Total Money Market Funds		245,321,325	245,321,325
Total Short-Term Investments		$245,321,325	$245,321,325

Total Investments - 106.63%		$788,913,051	$820,352,304
Liabilities in excess of other assets - (6.63%)			(51,007,607)
Net Assets - 100.00%			$769,344,697

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.
[b]	The rate shown is the annualized 7-day yield as of December 31, 2015.

Investments as of 12/31/15
Percent of Total Net Assets
Private Equity Type
Investment Funds
Co-Investments	5.65%
Primary Investments	9.59%
Secondary Investments	59.15%
Total Investment Funds	74.39%
Direct Investments	0.35%
Total Direct Investments	0.35%
Short-Term Investments
Money Market Funds	31.89%
Total Short-Term Investments	31.89%
Total Investments	106.63%
Liabilities in excess of other assets	(6.63)%
Total Net Assets	100.00%

See accompanying notes to Schedule of Investments.

CPG Carlyle Fund, LLC (the “Fund”) invests substantially all of its assets in CPG Carlyle Master Fund, LLC (the “Master Fund”). The following is a summary of significant accounting policies followed by the Fund and the Master Fund in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•
Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Master Fund at NAV as of the measurement date, or within one year from measurement date.

•
Level 3 — significant unobservable inputs for the financial instrument (including the Master Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Master Fund does not have the ability to redeem at NAV as of the measurement date due to holding periods greater than one year from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Master Fund’s investments have been classified, the Master Fund has assessed factors including, but not limited to price transparency and the existence or absence of certain restrictions at the measurement date. The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets. As such, the Master Fund may not be able to resell some of its investments for extended periods which may be several years. Investment Funds subject to substantial holding periods are classified as Level 3 assets.

The types of private equity Investment Funds that the Master Fund may make include primary, secondary and direct investments/co-investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, Central Park Advisers, LLC (the “Adviser”) as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from, time to time, pursuant to policies established by the Master Fund’s Board of Directors (the “Board”). The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board’s Audit Committee on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements (see the Master Fund’s Schedule of Investments).

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The following table sets forth information about the levels within the fair value hierarchy at which the Master Fund’s investments are measured as of December 31, 2015:

Investments	Level 1	Level 2	Level 3	Total
Co-Investments	$-	$-	$43,439,239	$43,439,239
Primary Investments	-	-	73,789,574	73,789,574
Secondary Investments	-	-	455,102,166	455,102,166
Direct Investments	-	-	2,700,000	2,700,000
Short-Term Investments
Money Market Investments	245,321,325	-	-	245,321,325
Total	$245,321,325	$-	$575,030,979	$820,352,304

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Co-Investments	Primary Investments	Secondary Investments	Direct Investments	Total
As of April 1, 2015	$9,984,777	$38,201,175	$438,103,256	$3,000,000	$489,289,208
Gross Contributions	35,129,992	42,856,929	105,770,541	-	183,757,462
Gross Distributions	-	(6,247,294)	(96,315,800)	-	(102,563,094)
Realized Gain/Loss	-	(17,454)	23,164,691	-	23,147,237
Unrealized Appreciation/(Depreciation)	(1,675,530)	(1,003,782)	(15,620,522)	(300,000)	(18,599,834)
As of December 31, 2015	$43,439,239	$73,789,574	$455,102,166	$2,700,000	$575,030,979

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended December 31, 2015.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2015 relating to investments in Level 3 assets still held at December 31, 2015 is $(18,599,834).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Carlyle Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	February 25, 2016

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	February 25, 2016

*	Print the name and title of each signing officer under his or her signature.